Note 21. Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]

21. Quarterly Results of Operations (Unaudited)

The following is a summary of the quarterly results of operations for the years ended December 31, 2011 and 2010.

	Successor
	December 31	September 30	June 30	March 31
2011
Net sales	$ 116,808	$ 124,854	$ 129,269	$ 116,497
Gross margin	34,521	42,258	47,794	33,226
Operating income	2,879	13,214	17,870	6,850
Net income (loss)	(4,985)	5,565	6,073	88

	Successor	Predecessor
	December 3, 2010	October 1, 2010
	through	through
	December 31, 2010	December 2, 2010	September 30	June 30	March 31
2010
Net sales	$ 28,663	$ 75,542	$ 106,483	$ 108,596	$ 96,617
Gross margin	6,753	24,725	36,657	36,868	32,040
Operating income (loss)	(12,822)	3,796	12,427	11,469	9,941
Net income (loss)	(14,680)	(3,552)	4,821	2,571	2,296

The net loss in the fourth quarter of 2011 is a result of increased incentive compensation, professional service fees, unfavorable foreign currency transaction losses and personnel costs associated with a higher headcount total.  Additionally, increased restructuring charges and inventory write-off’s associated with restructuring activities also contributed to the net loss.

Transaction related expenditures of $12,111 were incurred for the period from December 3 to December 31, 2010 and $4,763 for the period October 1 to December 2, 2010.  There were no transaction related expenditures during the year ended December 31, 2011.